Post-Employment Benefits - Summary of Defined Benefit Plan Expense (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2022	Apr. 30, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 66	$ 66	$ 69	$ 198	$ 210
Net interest (income) expense	(14)	(15)	(4)	(43)	(12)
Plan administration costs	2	2	2	6	6
Net defined benefit plan expense (income) recognized in net income	54	53	67	161	204
Other Post Employment Benefit Plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	1	2	2	5	6
Past service cost				(8)
Net interest (income) expense	5	4	4	14	12
Net defined benefit plan expense (income) recognized in net income	$ 6	$ 6	$ 6	$ 11	$ 18